INVESTMENTS - Change of investments (Details) - BRL (R$)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 25,769,172,000	R$ 26,996,243,000
Capital payment		7,625,000
Transfer to assets held for sale/Write-off	(670,151,000)
Other Comprehensive Results	(111,331,000)	85,306,000
AFAC Capitalization	396,000	1,225,000
Capital Increase/Reduction		(905,000)
Investees' adjustments	1,303,000	(538,000)
Dividends and Interest on Shareholder's equity	(134,068,000)	(349,491,000)
Equity Method	402,124,000	238,420,000
Held for sale	648,271,000
Balance at the end of the period	25,257,445,000	26,977,885,000
Provision for losses on investments	1,366,281,000		R$ 1,366,664,000
Lajeado Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	99,516,000
Balance at the end of the period	123,269,000
CEB Lajeado
CHANGES IN INVESTMENTS
Balance at the beginning of the period	74,160,000
Balance at the end of the period	84,774,000
Paulista Lajeado Energia s.a
CHANGES IN INVESTMENTS
Balance at the beginning of the period	37,925,000
Balance at the end of the period	38,435,000
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	4,451,016,000
Balance at the end of the period	4,613,314,000
Others
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,256,069,000	2,844,586,000
Capital payment		2,244,000
Other Comprehensive Results	(71,207,000)	61,467,000
AFAC Capitalization	396,000
Investees' adjustments		(780,000)
Dividends and Interest on Shareholder's equity	(941,000)	42,973,000
Equity Method	24,563,000	125,308,000
Balance at the end of the period	1,208,880,000	3,075,798,000
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	4,451,016,000	4,314,282,000
Capital payment		5,381,000
Other Comprehensive Results	(16,410,000)	10,086,000
Capital Increase/Reduction		(905,000)
Dividends and Interest on Shareholder's equity		(377,815,000)
Equity Method	178,708,000	146,378,000
Balance at the end of the period	4,613,314,000	4,097,407,000
Energia Sustentavel do Brasil S.A. - ESBR
CHANGES IN INVESTMENTS
Balance at the beginning of the period	3,295,627,000	3,250,575,000
Equity Method	(16,170,000)	(11,740,000)
Balance at the end of the period	3,279,457,000	3,238,835,000
Provision for losses on investments	309,617,000		309,617,000
Belo Monte Transmissora de Energia SPE S.A
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,895,036,000	1,702,719,000
Investees' adjustments	134,000	242,000
Dividends and Interest on Shareholder's equity	(12,250,000)
Equity Method	38,744,000	41,832,000
Balance at the end of the period	1,921,664,000	1,744,793,000
Interligao Eltrica do Madeira S.A. - IE Madeira
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,409,983,000	1,375,039,000
Equity Method	79,412,000	70,214,000
Balance at the end of the period	1,489,395,000	1,445,253,000
Provision for losses on investments	310,411,000		310,411,000
Equatorial Maranho Distribuidora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,079,600,000
Other Comprehensive Results	(2,358,000)
Dividends and Interest on Shareholder's equity	(63,650,000)
Equity Method	43,071,000
Balance at the end of the period	1,056,663,000
Teles Pires Participaes S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	789,994,000	746,820,000
Equity Method	(12,856,000)	3,623,000
Balance at the end of the period	777,138,000	750,443,000
Companhia Estadual de Transmisso de Energia Eltrica - CEEE-T
CHANGES IN INVESTMENTS
Balance at the beginning of the period	644,208,000	555,783,000
Transfer to assets held for sale/Write-off	(648,271,000)
Dividends and Interest on Shareholder's equity	4,063,000
Equity Method		(5,011,000)
Balance at the end of the period		550,772,000
Mata de Santa Genebra Transmisso S.A
CHANGES IN INVESTMENTS
Balance at the beginning of the period	634,284,000
Dividends and Interest on Shareholder's equity	(61,290,000)
Equity Method	23,478,000
Balance at the end of the period	596,472,000
Chapecoense Geracao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	454,259,000	373,740,000
Equity Method		22,998,000
Balance at the end of the period	484,973,000	396,738,000
Empresa de Energia Sao Manoel S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	428,168,000	434,379,000
Equity Method	(4,798,000)	(4,976,000)
Balance at the end of the period	423,370,000	429,403,000
Provision for losses on investments	177,516,000		177,516,000
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
CHANGES IN INVESTMENTS
Balance at the beginning of the period	413,106,000	324,874,000
Equity Method	16,149,000	15,891,000
Balance at the end of the period	429,255,000	340,765,000
Companhia Energetica Sinop S.A. - SINOP
CHANGES IN INVESTMENTS
Balance at the beginning of the period	349,256,000
Equity Method	(3,806,000)
Balance at the end of the period	345,450,000
Provision for losses on investments	354,900,000		354,900,000
Energtica guas da Pedra S.A. - EAPSA
CHANGES IN INVESTMENTS
Balance at the beginning of the period	291,327,000	244,444,000
Equity Method	18,235,000	16,376,000
Balance at the end of the period	309,562,000	260,820,000
Enerpeixe S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	266,309,000	265,711,000
Equity Method	(1,414,000)	(7,319,000)
Balance at the end of the period	264,895,000	258,392,000
Sistema de Transmissao Nordeste S.A.- STN
CHANGES IN INVESTMENTS
Balance at the beginning of the period	258,272,000	217,861,000
Equity Method	15,041,000	16,928,000
Balance at the end of the period	273,313,000	234,789,000
Paranaiba Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	188,675,000	173,434,000
Equity Method	4,363,000	3,371,000
Balance at the end of the period	193,038,000	176,805,000
Triangulo Mineiro Transmissora S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	182,828,000	126,654,000
Investees' adjustments	1,169,000
Equity Method	3,296,000	1,937,000
Balance at the end of the period	187,293,000	128,591,000
Goias Transmissao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	177,274,000	212,431,000
Equity Method	(191,000)	1,617,000
Balance at the end of the period	177,083,000	214,048,000
Retiro Baixo Energetica S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	168,726,000	157,183,000
AFAC Capitalization		1,225,000
Equity Method	2,391,000	2,058,000
Balance at the end of the period	171,117,000	160,466,000
MGE Transmissao
CHANGES IN INVESTMENTS
Balance at the beginning of the period	168,273,000	137,148,000
Equity Method	1,952,000	2,615,000
Balance at the end of the period	170,225,000	139,763,000
Rouar S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	134,264,000
Other Comprehensive Results	(21,356,000)
Equity Method	6,168,000
Balance at the end of the period	119,076,000
Lajeado Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	99,516,000	90,340,000
Other Comprehensive Results		95,000
Equity Method	23,753,000	23,618,000
Balance at the end of the period	123,269,000	114,053,000
Transenergia Renovavle S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	97,461,000	116,395,000
Dividends and Interest on Shareholder's equity		414,000
Equity Method	145,000	1,081,000
Balance at the end of the period	97,606,000	117,890,000
Vale do Sao Bartolomeu Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	79,406,000	64,019,000
Equity Method	2,559,000	5,461,000
Balance at the end of the period	81,965,000	69,480,000
CEB Lajeado
CHANGES IN INVESTMENTS
Balance at the beginning of the period	74,160,000	67,956,000
Other Comprehensive Results		(4,000)
Equity Method	10,614,000	6,761,000
Balance at the end of the period	84,774,000	74,713,000
Luziania-Niquelandia Transmissora S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	38,320,000
Balance at the end of the period	38,320,000
Paulista Lajeado Energia s.a
CHANGES IN INVESTMENTS
Balance at the beginning of the period	37,925,000	38,056,000
Dividends and Interest on Shareholder's equity		(2,022,000)
Equity Method	510,000	2,352,000
Balance at the end of the period	38,435,000	38,386,000
Construtora Integrao Ltda. [Member]
CHANGES IN INVESTMENTS
Balance at the beginning of the period	21,527,000
Transfer to assets held for sale/Write-off	(21,880,000)
Write-off	21,880
Equity Method	353,000
Others
CHANGES IN INVESTMENTS
Balance at the beginning of the period	643,185,000
Balance at the end of the period	580,961,000
Provision for losses on investments	7,020,000		7,294,000
Norte Energia S.A. - Nessa
CHANGES IN INVESTMENTS
Balance at the beginning of the period	6,384,303,000	6,600,626,000
Equity Method	(82,860,000)	(64,094,000)
Balance at the end of the period	6,301,443,000	6,536,532,000
Madeira Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		906,289,000
Equity Method		(219,537,000)
Balance at the end of the period		686,752,000
Norte Brasil Transmissora de Energia S.A. - NBTE (a)
CHANGES IN INVESTMENTS
Balance at the beginning of the period		795,287,000
Equity Method		10,355,000
Balance at the end of the period		805,642,000
Chapecoense Gerao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	454,259,000
Equity Method	30,714,000
Balance at the end of the period	484,973,000
Mata de Santa Genebra Transmissora S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	634,284,000	534,167,000
Equity Method		19,778,000
Balance at the end of the period	596,472,000	553,945,000
Provision for losses on investments	73,868,000		73,868,000
TSLE - Transmissora Sul Litoranea de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		171,632,000
Dividends and Interest on Shareholder's equity		(13,041,000)
Equity Method		9,012,000
Balance at the end of the period		167,603,000
Rouar
CHANGES IN INVESTMENTS
Balance at the beginning of the period	134,264,000	128,315,000
Other Comprehensive Results		13,662,000
Equity Method		124,000
Balance at the end of the period	119,076,000	142,101,000
Transnorte Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		25,498,000
Equity Method		1,409,000
Balance at the end of the period		R$ 26,907,000
Provision for losses on investments	132,949,000		R$ 133,058,000
Belo Monte Transmissora de Energia SPE S.A. - BMTE
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,895,036,000
Balance at the end of the period	1,921,664,000
Luziana-Niquealandia Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	38,320,000
Balance at the end of the period	38,320,000
MGE Transmissao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period	168,273,000
Balance at the end of the period	R$ 170,225,000